Consolidated Statement of Profit and Loss and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 254,476	$ 421,428	$ 139,153
Cost of sales
Cost of Sales	(289,778)	(269,888)	(86,206)
Impairment of property, plant and equipment and write down of excess inventories	(96,324)
Other costs of sales	(193,454)	(269,888)	(86,206)
Gross Profit/(Loss)	(35,302)	151,540	52,947
Research and development expenses	(141,630)	(130,221)	(107,539)
Selling, marketing and administrative expenses	(144,515)	(130,520)	(46,129)
Listing expenses		(36,202)
Operating Loss	(321,447)	(145,403)	(100,721)
Finance income	14,619	165,426	22,500
Finance expense	(136,457)	(117,934)	(172,722)
Net finance (expense)/income	(121,838)	47,492	(150,222)
Loss before Tax	(443,285)	(97,911)	(250,943)
Tax credit/(expense) for the period	(4,320)	(2,844)	9,946
Loss for the period	(447,605)	(100,755)	(240,997)
(Loss)/Gain attributable to non-controlling interest	188	174	(17)
Net loss attributable to equity holders of parent-basic and diluted	$ (447,793)	$ (100,929)	$ (240,980)
Net loss per share attributable to equity holders of parent—basic and diluted	$ (1.59)	$ (0.62)	$ (1.82)
Weighted-average number of Ordinary and Common Shares used in loss per share-basic and diluted	282,242,144	163,255,784	132,192,880
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences - foreign operations	$ 39,732	$ 199	$ (17,560)
Total Comprehensive loss for the year	(407,873)	(100,556)	(258,557)
Total comprehensive income attributable to:
Equity holders of the parent	(408,061)	(100,730)	(258,544)
Non-controlling interest	188	174	(13)
Total comprehensive profit/(loss)	$ (407,873)	$ (100,556)	$ (258,557)